Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Ameren’s Board and the Committee establish meeting schedules annually, well in advance of each meeting, to ensure a thorough and thoughtful decision process. Incentive compensation awards are typically made at regularly scheduled meetings.
The following is a discussion of the timing of certain compensation decisions:
•
the NEOs’ base salaries for 2024 were reviewed and a 2024 base salary increase for each of the NEOs was approved at the December 2023 Committee meeting, as discussed under “— Base Salary” above;

•
2024 STIP target opportunities (as a percentage of base salary) were established for the NEOs at the December 2023 Committee meeting;

•
2024 STIP performance goals were set at the February 2024 Committee meeting;

•
2024 PSU and RSU grants to the NEOs under the 2024 LTIP were approved at the February 2024 Committee meeting; and

•
The final determinations of the 2024 STIP and 2022 PSU payouts were made at the February 2025 Committee meeting.

Decisions relating to material elements of compensation are fully deliberated by the Committee, including, when appropriate, over the course of several Committee meetings. This allows for any follow-up to questions from Committee members in advance of a final decision.
We do not time the grant of awards with the release of material non-public information. We neither backdate equity awards nor do we spring-load equity awards (i.e., make equity awards shortly before announcing market-moving information with better-than-expected results or the disclosure of a significant transaction).

Award Timing Method	We do not time the grant of awards with the release of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the grant of awards with the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false